                U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                   ANNUAL NOTICE OF SECURITIES SOLD
                        PURSUANT TO RULE 24f-2


1.   Name and address of issuer:

     The One Hundred Fund, Inc.
     210 University Boulevard, #900
     Denver, CO  80206

2. Name of each series or class of funds for which this notice is filed:



3.   Investment Company Act File Number:  811-1382

     Securities Act File Number:  2-25384



4.   Last day of fiscal year for which this notice is filed:

     September 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                             [ ]


6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see Instruction A.6):



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remain unsold at the beginning of the fiscal year:

     None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     22,909,431.000 shares; $424,740,851.00

9. Number and aggregate sale price of securities sold during the fiscal year:

     17,278,838.420 shares; $323,646,459.21

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     17,278,838.420 shares; $323,646,459.21
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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     5,759,146.776 shares; $103,261,511.42

12.  Calculation of registration fee:
      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                  $     323,646,459.21
                                                   -------------------

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                  +     103,261,511.42
                                                   -------------------

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                  -     694,242,351.75
                                                   -------------------
     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                  +     267,334,381.12
                                                   -------------------

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
          (ii), less line (iii), plus line (iv)] (if applicable):
                                                                   0
                                                  --------------------

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
          Instruction C.6):
                                                  x           1/3300
                                                   -------------------

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                                   0
                                                  ====================

INSTRUCTION:   Issuers should complete lines (ii), (iii), (iv), and
               (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
               Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                             [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                              SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  Kevin R. Fay
                         ---------------------------------------------
                           Kevin R. Fay
                           Vice President, Secretary and Treasurer
                         ---------------------------------------------
Date  11-19-96
    ---------------------

                *Please print the name and title of the
                 signing officer below the signature.
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                      DAVIS, GRAHAM & STUBBS LLP
                    A Limited Liability Partnership
                           Attorneys at Law
                              Suite 4700
                        370 Seventeenth Street
                        Denver, Colorado 80202
                        Telephone 303-892-9400
                        Facsimile 303-893-1379


                        November 19, 1996


The One Hundred Fund, Inc.
210 University Boulevard, Suite 900
Denver, Colorado 80206

          Re:  Public Offering of Shares of Capital Stock; The
               One Hundred Fund, Inc.

Ladies and Gentlemen:

          We have acted as counsel for The One Hundred Fund, Inc. (the "Fund") in connection with the preparation and filing with the Securities and Exchange Commission of a Registration Statement (File No. 2-25384) under the Securities Act of 1933 on Form N-1A, and amendments thereto, with respect to the offer and sale of shares of Capital Stock ($0.01 par value) of the Fund (the "Capital Stock"), including the Form 24F-2 for the fiscal year ended September 30, 1996, registering 17,278,838.420 shares of Capital Stock pursuant to such Registration Statement, as amended, in accordance with Rule 24f-2 under the Investment Company Act of 1940.

          We have examined the Articles of Incorporation and Bylaws of the Fund, as amended, the proceedings of its Board of Directors relating to the authorization, issuance and proposed sale of the Capital Stock and such other records and documents as we have deemed relevant. Based upon such examination, it is our opinion that upon the issuance and sale of the 17,278,838.420 shares of Capital Stock in the manner contemplated by the aforesaid Registration Statement, as amended, such shares were validly issued, fully paid and nonassessable outstanding shares of Capital Stock of the Fund.
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The One Hundred Fund, Inc.
November 19, 1996
Page 2


          We hereby consent to the filing of this opinion in connection with the aforesaid Form 24f-2 for The One Hundred
Fund, Inc.

                              Very truly yours,




                              DAVIS, GRAHAM & STUBBS LLP